Nature of Operations and Going Concern - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Loss from continuing operations	$ 15,102	$ 33,147	$ 29,301
Cash on hand	11,400	10,800
Accumulated deficit	$ 142,743	$ 128,794